Results of Operations from Oil and Gas Producing Activities (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Results of operations for oil and gas producing activities by geographic area [line items]
Sales to affiliated companies	$ 75	$ 75	$ 83
Valuation provision	21	596	102
Results of oil and gas producing activities	1,671	(935)	1
United States [member]
Results of operations for oil and gas producing activities by geographic area [line items]
Results of oil and gas producing activities	1,097	(1,446)	(520)
Discontinued operations - Onshore US Cash Generating Units [member] | United States [member]
Results of operations for oil and gas producing activities by geographic area [line items]
Results of oil and gas producing activities	$ 431	$ (465)	$ (564)